Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	Dec. 01, 2011
SMALL-CAP PROFUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.87%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	576
5 Years	rr_ExpenseExampleYear05	1,000
10 Years	rr_ExpenseExampleYear10	2,181
Annual Return 2002	rr_AnnualReturn2002	(23.14%)
Annual Return 2003	rr_AnnualReturn2003	42.41%
Annual Return 2004	rr_AnnualReturn2004	17.08%
Annual Return 2005	rr_AnnualReturn2005	2.52%
Annual Return 2006	rr_AnnualReturn2006	15.96%
Annual Return 2007	rr_AnnualReturn2007	(2.65%)
Annual Return 2008	rr_AnnualReturn2008	(34.45%)
Annual Return 2009	rr_AnnualReturn2009	23.62%
Annual Return 2010	rr_AnnualReturn2010	25.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.60%)
One Year	rr_AverageAnnualReturnYear01	25.56%
Five Years	rr_AverageAnnualReturnYear05	2.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2001
SMALL-CAP PROFUND | Investor Class | - After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.56%
Five Years	rr_AverageAnnualReturnYear05	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
SMALL-CAP PROFUND | Investor Class | - After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.61%
Five Years	rr_AverageAnnualReturnYear05	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
SMALL-CAP PROFUND | Service Class
Risk/Return:	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.87%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.75%
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	878
5 Years	rr_ExpenseExampleYear05	1,503
10 Years	rr_ExpenseExampleYear10	3,186
One Year	rr_AverageAnnualReturnYear01	24.21%
Five Years	rr_AverageAnnualReturnYear05	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2001
SMALL-CAP PROFUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
:: Small-Cap ProFund ::	TICKERS :: Investor Class SLPIX :: Service Class SLPSX
		Important Information About the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Small-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index (the "Index").

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index, or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. As of September 30, 2011, the Index included companies with capitalizations between $23.1 million and $3.3 billion. The average capitalization of the companies comprising the Index was approximately $585.0 million. The Index is published under the Bloomberg ticker symbol "RTY."

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 94% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

>	Equity Securities — The Fund invests in common stock issued by public companies.

>

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:

•

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.

>	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of its the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or derivatives based on ProFund Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full Prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Additionally, if the Index has a dramatic intraday move, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. The factors that may adversely affect the Fund's correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing or reconstitution events may hinder the Fund's ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund's investment objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

Portfolio Turnover Risk — The Fund's strategy typically involves high portfolio turnover to manage the Fund's investment exposure. Additionally, active trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase fund brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full Prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund's investment objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results for Investor Class shares have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting profunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results for Investor Class shares have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	profunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns of Investor Class Shares as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2003): 21.69%; Worst Quarter (ended 12/31/2008): -26.60%. The year-to-date return as of the most recent quarter, which ended September 30, 2011, was -17.64%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund's shares through tax-deferred arrangements, such as a retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund's shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

SMALL-CAP PROFUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.86%	[3]
Five Years	rr_AverageAnnualReturnYear05	4.48%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%	[3]

[1]	"Acquired Fund Fees and Expenses" are not directly bourne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in the "Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding "Acquired Fund Fees and Expenses"), as a percentage of average daily net assets, exceed 1.73% for Investor Class shares and 2.73% for Service Class shares through November 30, 2012. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.